CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 10,801	$ 14,841
Accounts receivable trade, net	3,758	2,963
Inventories	306	287
Prepaid expenses and other assets, net (Note 6)	1,247	895
Insurance claims	69	1,058
Vessel held for sale (Notes 5 and 10)	17,774	0
Total current assets	33,955	20,044
FIXED ASSETS:
Vessels, net (Note 5)	49,452	71,100
Total fixed assets	49,452	71,100
OTHER NON-CURRENT ASSETS:
Deferred charges, net	1,404	2,056
Equity method investment (Notes 4)	1,630	1,645
Total assets	86,441	94,845
CURRENT LIABILITIES:
Accounts payable, trade and other	663	405
Due to related parties (Notes 3(a) and 3(b))	$ 399	$ 474
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Dividends payable (Note 7(c))	$ 177	$ 110
Accrued liabilities	1,044	898
Unearned revenue	459	399
Total current liabilities	2,742	2,286
Commitments and contingencies (Note 6)
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 100,000,000 shares authorized, 523,782 issued and outstanding as of June 30, 2024, and 520,459 issued and outstanding as of December 31, 2023 (Note 7)	5	5
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 7,451,977 issued and outstanding as of June 30, 2024, and 7,448,601 issued and outstanding as of December 31, 2023 (Note 7)	74	74
Additional paid-in capital (Note 7)	101,153	100,500
Accumulated deficit	(17,533)	(8,020)
Total stockholders' equity	83,699	92,559
Total liabilities and stockholders' equity	$ 86,441	$ 94,845